financial instruments - Accounts receivable (Details) - Customer accounts receivable - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Credit risk
Days after the billing date that accounts receivables are considered to be past due (in default)	30 days
Total financial assets	$ 3,095		$ 3,265
Receivable account balances - Current	2,543		2,679
Receivable account balances - Non-current	552		586
Accounts receivable written off directly to doubtful accounts expense	0
Cost/Gross amount
Credit risk
Total financial assets	3,234		3,408
Receivable account balances - Current	2,669		2,809
Receivable account balances - Non-current	565		599
Allowance for doubtful accounts
Credit risk
Total financial assets	(139)	$ (145)	(143)	$ (139)	$ (139)	$ (134)
Receivable account balances - Current	(126)		(130)
Receivable account balances - Non-current	(13)		(13)
Less than 30 days past billing date
Credit risk
Total financial assets	1,113		979
Less than 30 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	1,131		1,002
Less than 30 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(18)		(23)
30-60 days past billing date
Credit risk
Total financial assets	319		447
30-60 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	336		466
30-60 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(17)		(19)
61-90 days past billing date
Credit risk
Total financial assets	75		125
61-90 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	96		146
61-90 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(21)		(21)
More than 90 days past billing date
Credit risk
Total financial assets	131		161
More than 90 days past billing date | Cost/Gross amount
Credit risk
Total financial assets	177		206
More than 90 days past billing date | Allowance for doubtful accounts
Credit risk
Total financial assets	(46)		(45)
Unbilled customer finance receivables
Credit risk
Total financial assets	1,457		1,553
Unbilled customer finance receivables | Cost/Gross amount
Credit risk
Total financial assets	1,494		1,588
Unbilled customer finance receivables | Allowance for doubtful accounts
Credit risk
Total financial assets	$ (37)		$ (35)